Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 58		$ 179,530	$ 272	$ (135,707)	$ 44,153
Balance, shares at Dec. 31, 2020	[1]	1,431,983
Stock-based compensation				1,886			1,886
Exercise of options and vesting of restricted stock units			[2]
Exercise of options and vesting of restricted stock units, shares	[1]	1,560
Issuance of ordinary shares in at-the-market (“ATM”) offering, net of issuance costs of $295		$ 5		8,142			8,147
Issuance of ordinary shares in at-the-market ("ATM") offering, net of issuance costs, shares	[1]	103,501
Issuance of ordinary shares under Underwritten Public Offering agreement, net of issuance costs of $786		$ 7		9,214			9,221
Issuance of ordinary shares under Underwritten Public Offering agreement, net of issuance costs, shares	[1]	147,577
Unrealized gain on marketable debt securities					(443)		(443)
Net loss						(32,467)	(32,467)
Balance at Dec. 31, 2021		$ 70		198,772	(171)	(168,174)	30,497
Balance, shares at Dec. 31, 2021	[1]	1,684,621
Stock-based compensation				1,296			1,296
Unrealized gain on marketable debt securities					(574)		(574)
Net loss						(17,866)	(17,866)
Issuance of ordinary shares in ATM offering net of issuance costs of $2			[2]	70			70
Issuance of ordinary shares in at-the-market ("ATM") offering, net of issuance costs, shares	[1]	7,721
Balance at Dec. 31, 2022		$ 70		200,138	(745)	(186,040)	13,423
Balance, shares at Dec. 31, 2022	[1]	1,692,342
Stock-based compensation				892			892
Unrealized gain on marketable debt securities					291		291
Net loss						(6,912)	(6,912)
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs of $815	[3]	$ 16		6,169			6,185
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs, shares	[1],[3]	380,000
Exercise of Pre-funded warrants	[3]	$ 123		(123)
Exercise of Pre-funded warrants, shares	[1],[3]	2,972,982
Balance at Dec. 31, 2023		$ 209		$ 207,076	$ (454)	$ (192,952)	$ 13,879
Balance, shares at Dec. 31, 2023	[1]	5,045,324

[1]	All share and per share data has been retroactively adjusted to reflect the 1 for 15 reverse share split effected
[2]	Represents amount less than $1
[3]	See also Note 11A.5